Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2021	2020
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	15,208	14,438
Machinery and equipment	13,911	11,260
Office furniture and equipment	881	785
Computer equipment and software	5,383	4,760
Automobiles	479	263
Leasehold improvements	1,642	630
Right of use assets	4,969	3,014
	43,336	36,013

Less accumulated depreciation	17,936	15,615

	25,400	20,398